SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Useful Lives of Property and Equipment
Useful lives of property and equipment are as follows:
Property and equipment	Estimated useful life
Laboratory and production equipment	5 years
Computer equipment	3-5 years
Software	3 years
Furniture and fixtures	7 years